Long-Term Debt - Scheduled Maturities of Long-Term Debt (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Debt Instrument [Line Items]
Long-term debt	₨ 5,119,434.0	$ 54,560.7	₨ 5,866,163.2
Perpetual debt
Debt Instrument [Line Items]
Long-term debt	₨ 147,072.0